CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS (Commitments: m-ad) (Details) m³ in Thousands, T in Thousands, $ in Millions	1 Months Ended			9 Months Ended	12 Months Ended		120 Months Ended
	Dec. 31, 2024 USD ($) credit m³	Dec. 31, 2023 m³	Jun. 30, 2016 MW	Sep. 30, 2024	Dec. 31, 2024 USD ($) credit T	Dec. 31, 2006 distributor MW	Dec. 31, 2024 USD ($) credit T	Feb. 13, 2019 USD ($)	Mar. 31, 2017	Oct. 15, 2012
Property, plant and equipment | Usiminas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	$ 213.8				$ 213.8		$ 213.8
24 Distributos (CCEAR) | Electric Power | Ternium Brasil Ltda.
Disclosure of contingent liabilities [line items]
Long-term supply commitment, term						15 years
Number of distributors | distributor						24
Long-term supply commitment, electric demand | MW						200
Vale S.A. | Iron Ore, Pellets and Iron Ore Fines | Ternium Brasil Ltda.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, total purchased volume | T					8,000
Primetals Technologies Brazil Ltda. | Maintenance Services | Ternium Brasil Ltda.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	124.1				$ 124.1		124.1
Air Liquide Brasil Ltda., AirSteel Ltda., White Martins Gases Industriais Ltda., White Martins Steel Ltda. and ThyssenKrupp MinEnergy GmbH | Industrial Gas | Ternium Brasil Ltda.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	117.3				117.3		117.3
GE Global Parts and Products GMBH, General Electric International Inc. and Alstom Energia Térmica e Indústria Ltda. | Turbine Maintenance | Ternium Brasil Ltda.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	147.4				$ 147.4		147.4
Long-term purchase commitment, term									20 years
Long-term purchase commitment, renewal period					4 years
Companhia Distribuidora de Gás do Rio de Janeiro | Natural Gas | Ternium Brasil Ltda.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, renewal period				2 years
Long-term purchase commitment, minimum percentage of volume required				85.00%
Vix Logistica S.A. | Logistics Supply Chain Operations | Ternium Brasil Ltda.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	33.6				$ 33.6		33.6
Petrobras S.A. | Natural Gas | Ternium Brasil Ltda.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	122.4				122.4		122.4
Petrobras S.A. | Petcoke | Ternium Brasil Ltda.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	61.2				61.2		61.2
Petrobras S.A. | Petcoke | Usiminas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	48.4				$ 48.4		48.4
Long-term purchase commitment, minimum volume | T					96
MBL Materiais Básicos Ltda. | Iron Ore | Usiminas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	261.1				$ 261.1		$ 261.1
Long-term purchase commitment, term										30 years
Long-term purchase commitment, minimum volume | T							3,600
Cemig S.A. | Electric Power | Usiminas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	187.0				187.0		$ 187.0
Cemig S.A. | Electric Power | Usiminas | Bottom of range
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, electrical demand | MW			32
Cemig S.A. | Electric Power | Usiminas | Top of range
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, electrical demand | MW			65.4
Engie S.A | Electric Power | Usiminas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	38.0				38.0		38.0
Canadian Solar S.A. | Solar Energy | Usiminas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	256.3				256.3		256.3
Enel S.A | Electric Power | Usiminas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	39.2				39.2		39.2
Comgas S.A | Natural Gas | Usiminas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	$ 54.4				$ 54.4		$ 54.4
Long-term purchase commitment, contracted daily capacity | m³	250
Capacity deviation	5.00%				5.00%		5.00%
Annual take or pay volume	80.00%				80.00%		80.00%
Gasmig S.A. | Natural Gas | Usiminas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	$ 93.5				$ 93.5		$ 93.5
Long-term purchase commitment, contracted daily capacity | m³		850
Capacity deviation		10.00%
Annual take or pay volume		80.00%
Syndicated Loan | Techgen S.A. de C.V.
Disclosure of contingent liabilities [line items]
Original principal amount								$ 640.0
Borrowings outstanding	49.6				49.6		49.6
Ternium S.A. | Syndicated Loan | Techgen S.A. de C.V.
Disclosure of contingent liabilities [line items]
Guarantor obligations, outstanding	$ 23.8				$ 23.8		$ 23.8
Ternium S.A. | Syndicated Loan | Techgen S.A. de C.V.
Disclosure of contingent liabilities [line items]
Number of stand-by letters of credit | credit	2				2		2
Guarantor obligations, percentage					48.00%